RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2017	2016	2015

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	453,551	—	—
Sales of goods to other related parties	164,694	29,480	103,686
Sales of services and others to non-consolidated parties	177	737	1,590
Sales of services and others to other related parties	660	654	1,153

	619,082	30,871	106,429
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	404,891	144,673	163,782
Purchases of goods from other related parties	57,941	58,929	48,150
Purchases of services and others from non-consolidated parties	13,126	12,836	14,993
Purchases of services and others from other related parties	111,439	126,859	128,618

	587,397	343,297	355,543
(c) Financial results
Income with non-consolidated parties	7,611	3,507	17

	7,611	3,507	17
(d) Dividends received
Dividends received from non-consolidated parties	3,360	183	—

	3,360	183	—
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	2,723	1,660	3,667
Income (expenses), net with other related parties	247	712	706

	2,970	2,372	4,373

	As of December 31,
	2017	2016

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	223,847	103,333
Receivables from other related parties	29,033	7,043
Advances to suppliers with other related parties	3,255	283
Payables to non-consolidated parties	(24,570)	(25,889)
Payables to other related parties	(21,547)	(26,313)

	210,018	58,457